Offerings - Offering: 1	Jul. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value, reserved for issuance pursuant to the Registrant's CELESTICA INC. 2025 Long Term Incentive Plan
Amount Registered | shares	6,941,987
Proposed Maximum Offering Price per Unit	163.50
Maximum Aggregate Offering Price	$ 1,135,014,874.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 173,770.78
Offering Note	Pursuant to Rule 416 under the Securities Act, the number of common shares of the Registrant to be registered hereunder includes such indeterminate number of additional common shares that may become issuable in accordance with any adjustment and anti-dilution provisions of the Celestica Inc. 2025 Long Term Incentive Plan. Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, the offering price and registration fee are based on a price of $163.50 per share, which price is an average of the high and low prices of the Registrant's common shares as reported on the New York Stock Exchange on July 23, 2025.